Cover	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2023
Entity File Number	000-55648
Entity Registrant Name	Innovative Payment Solutions, Inc.
Entity Central Index Key	0001591913
Entity Tax Identification Number	33-1230229
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	56B 5th Street
Entity Address, Address Line Two	Lot 1, #AT
Entity Address, City or Town	Carmel by the Sea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93921
City Area Code	866
Local Phone Number	477-4729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false